UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4173

John Hancock Investors Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2010

Item 1. Schedule of Investments

John Hancock
MUTUAL FUNDS

John Hancock
Investors Trust

Semiannual Report
4.30.10

Ticker | **JHI**

Portfolio summary

Portfolio Composition[1]

Corporate Bonds	73%	Asset-Backed Securities	1%

U.S. Government & Agency Obligations	15%	Common Stocks	1%

Collateralized Mortgage Obligations	4%	Other Securities	1%

Convertible Bonds	3%	Short-Term Investments	1%

Foreign Government Obligations	1%

Sector Composition[1,2]

Consumer Discretionary	22%	Mortgage Bonds	5%

U.S. Government & Agency Obligations	15%	Utilities	3%

Financials	12%	Consumer Staples	2%

Industrials	11%	Health Care	2%

Materials	9%	Information Technology	1%

Energy	9%	Foreign Government Obligations	1%

Telecommunication Services	7%	Short-Term Investments	1%

Quality Distribution[1]

AAA	17%	B	24%

A	9%	CCC	12%

BBB	16%	Short-Term Investments & Other	1%

BB	21%

1 As a percentage of the Fund’s total investments on April 30, 2010.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6	Investors Trust | Semiannual report

Fund’s investments

As of 4-30-10 (unaudited)

		Maturity
	Rate	date	Par value	Value
Corporate Bonds 107.05%				$177,828,282

(Cost $172,118,466)

Consumer Discretionary 27.05%				44,928,204

Auto Components 2.97%

Allison Transmission, Inc. (S)(Z)	11.000%	11-01-15	$1,000,000	1,080,000

Avis Budget Car Rental LLC (S)(Z)	9.625	03-15-18	345,000	372,600

Exide Technologies, Series B (Z)	10.500	03-15-13	980,000	1,003,275

Goodyear Tire & Rubber Company (Z)	10.500	05-15-16	145,000	161,494

Goodyear Tire & Rubber Company (Z)	8.625	12-01-11	245,000	255,719

Lear Corp. (Z)	8.125	03-15-20	525,000	535,500

Tenneco, Inc. (Z)	8.625	11-15-14	1,485,000	1,529,550

Auto Manufacturers 0.24%

Volvo Treasury AB (S)(Z)	5.950	04-01-15	390,000	403,847

Hotels, Restaurants & Leisure 6.14%

Downstream Development Authority of the
Quapaw Tribe of Oklahoma (S)(Z)	12.000	10-15-15	2,000,000	1,915,000

Great Canadian Gaming Corp. (S)(Z)	7.250	02-15-15	1,000,000	991,250

Greektown Holdings LLC (H)(S)	10.750	12-01-13	1,292,000	85,595

HRP Myrtle Beach Operations LLC (H)(S)	—	04-01-12	1,745,000	—

Jacobs Entertainment, Inc. (Z)	9.750	06-15-14	1,000,000	956,250

Landry’s Restaurants, Inc. (S)(Z)	11.625	12-01-15	360,000	388,800

Little Traverse Bay Bands of Odawa
Indians (H)(S)	10.250	02-15-14	1,000,000	262,500

Marquee Holdings, Inc. (Z)	12.000	08-15-14	215,000	178,988

Mashantucket Western Pequot Tribe (S)	5.912	09-01-21	275,000	170,706

Mashantucket Western Pequot Tribe,
Series A (H)(S)	8.500	11-15-15	2,000,000	500,000

MGM Mirage, Inc. (S)(Z)	9.000	03-15-20	140,000	147,000

Mohegan Tribal Gaming Authority (Z)	7.125	08-15-14	1,000,000	812,500

MTR Gaming Group, Inc. (Z)	12.625	07-15-14	1,055,000	1,107,750

MTR Gaming Group, Inc., Series B (Z)	9.000	06-01-12	940,000	794,300

Pokagon Gaming Authority (S)(Z)	10.375	06-15-14	694,000	728,700

Turning Stone Resort Casino Enterprises (S)(Z)	9.125	09-15-14	75,000	74,719

Waterford Gaming LLC (S)(Z)	8.625	09-15-14	1,031,000	659,840

Yonkers Racing Corp. (S)(Z)	11.375	07-15-16	390,000	427,050

Household Durables 1.17%

Standard Pacific Corp.	8.375	05-15-18	140,000	142,100

Standard Pacific Corp. (Z)	6.250	04-01-14	155,000	150,350

Whirlpool Corp. (Z)	8.000	05-01-12	1,500,000	1,645,979

See notes to financial statements	Semiannual report | Investors Trust	7

		Maturity
	Rate	date	Par value	Value
Leisure Equipment & Products 1.00%

Easton-Bell Sports, Inc. (S)(Z)	9.750%	12-01-16	$465,000	$495,225

Hasbro, Inc. (Z)	6.125	05-15-14	1,055,000	1,171,158

Media 11.67%

AMC Entertainment, Inc. (Z)	8.750	06-01-19	350,000	371,000

Cablevision Systems Corp. (S)(Z)	8.625	09-15-17	740,000	780,700

Cablevision Systems Corp. (Z)	8.000	04-15-20	595,000	605,413

Canadian Satellite Radio Holdings, Inc. (Z)	12.750	02-15-14	2,000,000	1,690,000

CCH II LLC / CCH II Capital Corp. (S)(Z)	13.500	11-30-16	841,501	1,009,801

CCO Holdings LLC (Z)	8.750	11-15-13	575,000	592,250

CCO Holdings LLC / CCO Holdings Capital
Corp. (S)	8.125	04-30-20	275,000	281,188

CCO Holdings LLC / CCO Holdings Capital
Corp. (S)	7.875	04-30-18	420,000	427,350

Cinemark USA, Inc. (Z)	8.625	06-15-19	245,000	259,700

Clear Channel Communications, Inc.	10.750	08-01-16	1,385,000	1,161,669

Clear Channel Communications, Inc., PIK	11.000	08-01-16	1,706,368	1,322,435

Clear Channel Worldwide Holdings, Inc.,
Series A (S)(Z)	9.250	12-15-17	100,000	106,750

Clear Channel Worldwide Holdings, Inc.,
Series B (S)(Z)	9.250	12-15-17	395,000	423,144

CSC Holdings, Inc. (S)(Z)	8.500	06-15-15	755,000	804,075

DirecTV Holdings LLC / DirecTV Financing
Company, Inc.	5.875	10-01-19	355,000	376,941

News America Holdings, Inc. (Z)	7.750	01-20-24	980,000	1,186,778

News America Holdings, Inc. (Z)	7.600	10-11-15	1,000,000	1,156,047

Quebecor Media, Inc. (Z)	7.750	03-15-16	95,000	95,238

Regal Cinemas Corp. (Z)	8.625	07-15-19	130,000	137,800

Sirius XM Radio, Inc. (S)(Z)	8.750	04-01-15	2,000,000	2,040,000

SuperMedia, Inc. (H)	8.000	11-15-16	2,000,000	30,000

Time Warner Cable, Inc. (Z)	8.250	04-01-19	375,000	458,347

Vertis, Inc., Series A, PIK	18.500	10-01-12	830,037	792,685

Videotron Ltee (Z)	6.375	12-15-15	300,000	299,250

XM Satellite Radio, Inc. (S)(Z)	13.000	08-01-13	1,650,000	1,872,750

XM Satellite Radio, Inc. (S)(Z)	11.250	06-15-13	1,005,000	1,102,988

Multiline Retail 2.28%

Macy’s Retail Holdings, Inc. (Z)	8.875	07-15-15	1,000,000	1,147,500

Michaels Stores, Inc. (Z)	11.375	11-01-16	1,975,000	2,157,688

Michaels Stores, Inc. (Z)	10.000	11-01-14	85,000	90,100

Reynolds Group Issuer, Inc. (S)	8.500	05-15-18	390,000	391,918

Personal Products 0.12%

Revlon Consumer Products Corp. (S)(Z)	9.750	11-15-15	185,000	190,088

Specialty Retail 0.60%

Sonic Automotive, Inc. (S)(Z)	9.000	03-15-18	145,000	150,800

Staples, Inc. (Z)	9.750	01-15-14	500,000	612,453

Toys R Us Property Company LLC (S)(Z)	8.500	12-01-17	225,000	237,938

8	Investors Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate	date	Par value	Value
Textiles, Apparel & Luxury Goods 0.86%

Burlington Coat Factory Warehouse Corp. (Z)	11.125%	04-15-14	$360,000	$378,450

Hanesbrands, Inc. (Z)	8.000	12-15-16	455,000	475,475

Phillips-Van Heusen Corp.	7.375	05-15-20	550,000	563,750

Consumer Staples 3.41%				5,664,638

Beverages 0.69%

Anheuser-Busch InBev Worldwide, Inc. (S)(Z)	7.200	01-15-14	1,000,000	1,151,112

Food Products 1.66%

BFF International, Ltd. (S)(Z)	7.250	01-28-20	1,000,000	1,009,700

Bumble Bee Foods LLC (S)(Z)	7.750	12-15-15	140,000	143,150

Bunge Ltd. Finance Corp. (Z)	5.350	04-15-14	1,015,000	1,073,756

Corp. Pesquera Inca SAC (S)(Z)	9.000	02-10-17	350,000	355,688

TreeHouse Foods, Inc. (Z)	7.750	03-01-18	175,000	182,438

Household Products 0.61%

Yankee Acquisition Corp. (Z)	8.500	02-15-15	655,000	679,563

Yankee Acquisition Corp., Series B (Z)	9.750	02-15-17	315,000	329,175

Tobacco 0.45%

Lorillard Tobacco Company (Z)	6.875	05-01-20	720,000	740,056

Energy 13.08%				21,727,872

Energy Equipment & Services 1.76%

Delek & Avner-Yam Tethys, Ltd. (S)(Z)	5.326	08-01-13	145,233	147,785

Gazprom (S)(Z)	9.625	03-01-13	1,000,000	1,133,750

Gibson Energy Holdings ULC (S)(Z)	10.000	01-15-18	390,000	390,000

MidAmerican Energy Holdings Company (Z)	8.480	09-15-28	525,000	659,845

NGPL Pipeco LLC (S)(Z)	7.119	12-15-17	525,000	596,770

Oil, Gas & Consumable Fuels 11.32%

Arch Coal, Inc. (S)(Z)	8.750	08-01-16	665,000	708,225

Atlas Pipeline Partners LP (Z)	8.125	12-15-15	140,000	137,900

Copano Energy LLC (Z)	8.125	03-01-16	250,000	253,750

Devon Energy Corp. (Z)	5.625	01-15-14	1,035,000	1,141,144

Drummond Company, Inc. (Z)	7.375	02-15-16	1,760,000	1,733,600

Gulf South Pipeline Company LP (S)(Z)	5.750	08-15-12	1,000,000	1,079,254

Kinder Morgan Energy Partners LP (Z)	5.125	11-15-14	1,000,000	1,077,908

Linn Energy LLC (S)(Z)	8.625	04-15-20	390,000	404,625

MarkWest Energy Partners LP, Series B (Z)	8.750	04-15-18	500,000	518,125

MarkWest Energy Partners LP, Series B (Z)	8.500	07-15-16	500,000	515,000

McMoRan Exploration Company (Z)	11.875	11-15-14	1,100,000	1,174,250

Niska Gas Storage US LLC (S)(Z)	8.875	03-15-18	565,000	590,425

Overseas Shipholding Group, Inc. (Z)	8.125	03-30-18	500,000	510,000

Pan American Energy LLC (S)	7.875	05-07-21	350,000	343,714

Petro-Canada (Z)	9.250	10-15-21	1,000,000	1,341,730

Petroleos de Venezuela SA, Series 2015	5.000	10-28-15	740,000	473,600

Petroleos Mexicanos (S)(Z)	6.000	03-05-20	360,000	370,260

Petroleos Mexicanos (S)(Z)	4.875	03-15-15	1,000,000	1,030,000

Plains All American Pipeline LP (Z)	6.500	05-01-18	1,000,000	1,106,112

RDS Ultra-Deepwater, Ltd. (S)(Z)	11.875	03-15-17	630,000	655,200

Regency Energy Partners LP (S)(Z)	9.375	06-01-16	1,140,000	1,222,650

Thermon Industries, Inc. (S)	9.500	05-01-17	1,950,000	1,989,000

See notes to financial statements	Semiannual report | Investors Trust	9

		Maturity
	Rate	date	Par value	Value
Oil, Gas & Consumable Fuels (continued)

Valero Energy Corp. (Z)	6.125%	02-01-20	$205,000	$212,892

Valero Energy Corp. (Z)	4.500	02-01-15	205,000	210,358

Financials 15.78%				26,222,753

Capital Markets 1.46%

Macquarie Group, Ltd. (S)(Z)	7.300	08-01-14	275,000	311,287

Morgan Stanley (Z)	6.000	04-28-15	1,000,000	1,068,594

The Goldman Sachs Group, Inc. (Z)	6.250	09-01-17	1,000,000	1,046,653

Commercial Banks 2.16%

Allfirst Preferred Capital Trust (P)(Z)	1.803	07-15-29	350,000	249,568

Barclays Bank PLC
(6.860% to 6-15-2032 then 6 month LIBOR +
1.730%) (S)(Z)	6.860	06-15-32	1,595,000	1,459,425

BOM Capital PLC (S)(Z)	6.699	03-11-15	355,000	356,331

Chuo Mitsui Trust & Banking Company, Ltd.
(5.506% to 04-15-2015, then 3 month LIBOR
+ 2.490%) (S)(Z)	5.506	04-15-15	905,000	890,230

HSBC Finance Capital Trust IX (P)(Z)	5.911	11-30-35	700,000	638,750

Consumer Finance 1.68%

American Express Credit Corp. (Z)	5.125	08-25-14	1,000,000	1,075,219

Discover Financial Services (Z)	10.250	07-15-19	495,000	606,788

Ford Motor Credit Company LLC (Z)	8.700	10-01-14	500,000	539,394

Midwest Gaming Borrower LLC/Midwest
Finance Corp. (S)(Z)	11.625	04-15-16	80,000	82,200

SLM Corp. (Z)	8.450	06-15-18	485,000	484,618

Diversified Financial Services 4.76%

Astoria Depositor Corp. , Series B (S)	8.144	05-01-21	750,000	735,000

Beaver Valley Funding (Z)	9.000	06-01-17	729,000	802,396

Bosphorus Financial Services, Ltd. (P)(S)(Z)	2.050	02-15-12	250,000	244,362

CCM Merger, Inc. (S)(Z)	8.000	08-01-13	2,420,000	2,229,425

ESI Tractebel Acquisition Corp., Series B (Z)	7.990	12-30-11	510,000	512,550

Nationstar Mortgage/Nationstar Capital
Corp. (S)(Z)	10.875	04-01-15	375,000	361,875

NB Capital Trust IV (Z)	8.250	04-15-27	1,130,000	1,138,475

Odebrecht Finance, Ltd. (S)(Z)	7.500	10-18-17	725,000	779,375

Orascom Telecom Finance SCA (S)(Z)	7.875	02-08-14	280,000	274,400

TAM Capital, Inc. (Z)	7.375	04-25-17	860,000	821,300

Insurance 2.56%

CNA Financial Corp. (Z)	7.350	11-15-19	655,000	699,433

Liberty Mutual Group, Inc. (P)(S)(Z)	7.500	08-15-36	515,000	513,154

Liberty Mutual Group, Inc. (S)(Z)	7.300	06-15-14	750,000	820,904

Liberty Mutual Group, Inc.
(10.750% to 6-15-2038 then 3 month US
LIBOR + 7.120%) (S)(Z)	10.750	06-15-58	1,000,000	1,165,000

Lincoln National Corp.
(7.000% to 05-17-2016 then 3 month US
LIBOR + 2.358%) (Z)	7.000	05-17-66	370,000	342,250

Symetra Financial Corp.
(8.300% to 10-15-17 then 3 month US LIBOR
+ 4.177%) (S)(Z)	8.300	10-15-37	520,000	491,400

Willis North America, Inc. (Z)	7.000	09-29-19	215,000	227,725

10	Investors Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate	date	Par value	Value
Real Estate Investment Trusts 1.43%

Dexus Property Group (S)(Z)	7.125%	10-15-14	$1,000,000	$1,105,023

Dupont Fabros Technology LP (S)(Z)	8.500	12-15-17	350,000	363,125

Health Care REIT, Inc. (Z)	6.200	06-01-16	345,000	370,679

Healthcare Realty Trust, Inc. (Z)	8.125	05-01-11	165,000	174,666

Plum Creek Timberlands LP (Z)	5.875	11-15-15	345,000	367,755

Real Estate Management & Development 1.73%

Realogy Corp.	10.500	04-15-14	1,095,000	1,021,088

Realogy Corp., PIK	11.000	04-15-14	1,740,941	1,592,961

Sable International Finance, Ltd. (S)(Z)	7.750	02-15-17	250,000	259,375

Health Care 3.30%				5,488,861

Health Care Equipment & Supplies 1.17%

Covidien International Finance SA (Z)	5.450	10-15-12	945,000	1,031,225

HCA, Inc. (S)(Z)	8.500	04-15-19	830,000	911,963

Health Care Providers & Services 1.87%

BioScrip, Inc. (S)(Z)	10.250	10-01-15	285,000	292,125

CIGNA Corp. (Z)	6.375	10-15-11	635,000	675,996

Express Scripts, Inc. (Z)	6.250	06-15-14	965,000	1,082,240

Hanger Orthopedic Group, Inc. (Z)	10.250	06-01-14	1,000,000	1,052,500

Pharmaceuticals 0.26%

Catalent Pharma Solutions, Inc., PIK (Z)	9.500	04-15-15	436,268	442,812

Industrials 15.03%				24,963,711

Aerospace & Defense 1.65%

Bombardier, Inc. (S)(Z)	7.750	03-15-20	300,000	318,750

Colt Defense LLC (S)(Z)	8.750	11-15-17	175,000	166,250

Embraer Overseas, Ltd. (Z)	6.375	01-15-20	885,000	902,700

Hawker Beechcraft Acquisition
Company LLC (Z)	8.500	04-01-15	855,000	750,263

L-3 Communications Corp., Series B (Z)	6.375	10-15-15	200,000	204,750

Pharmanet Development Group, Inc. (S)(Z)	10.875	04-15-17	390,000	399,263

Airlines 4.78%

Continental Airlines, Inc. (Z)	8.307	04-02-18	332,497	328,340

Continental Airlines, Inc.	7.033	06-15-11	134,755	136,102

Continental Airlines, Inc. (Z)	6.545	02-02-19	232,651	237,304

Delta Air Lines, Inc. (S)(Z)	12.250	03-15-15	410,000	442,800

Delta Air Lines, Inc. (S)(Z)	9.500	09-15-14	1,495,000	1,582,831

Delta Air Lines, Inc. (Z)	6.821	08-10-22	783,709	801,342

Global Aviation Holdings, Ltd. (S)(Z)	14.000	08-15-13	1,385,000	1,442,131

United Air Lines, Inc. (Z)	12.750	07-15-12	685,000	751,788

United Air Lines, Inc. (S)(Z)	12.000	11-01-13	820,000	875,350

United Air Lines, Inc. (Z)	10.400	11-01-16	355,000	385,175

United Air Lines, Inc. (S)(Z)	9.875	08-01-13	160,000	167,600

United Air Lines, Inc. (Z)	9.750	01-15-17	715,000	782,925

Building Materials 0.22%

Rearden G Holdings EINS GmbH (S)(Z)	7.875	03-30-20	200,000	206,700

Voto-Votorantim Overseas Trading Operations
NV (S)(Z)	6.625	09-25-19	160,000	161,600

See notes to financial statements	Semiannual report | Investors Trust	11

		Maturity
	Rate	date	Par value	Value
Commercial Services & Supplies 3.57%

ACCO Brands Corp. (S)(Z)	10.625%	03-15-15	$615,000	$681,113

ARAMARK Services, Inc. (Z)	8.500	02-01-15	1,000,000	1,026,250

Garda World Security Corp. (S)(Z)	9.750	03-15-17	765,000	792,731

Iron Mountain, Inc. (Z)	8.375	08-15-21	760,000	802,750

MSX International, Inc. (S)	12.500	04-01-12	1,850,000	1,554,000

The Geo Group, Inc. (S)(Z)	7.750	10-15-17	450,000	460,125

Waste Services, Inc. (Z)	9.500	04-15-14	600,000	616,500

Electrical Equipment 0.18%

Coleman Cable, Inc. (S)(Z)	9.000	02-15-18	295,000	301,269

Industrial Conglomerates 0.49%

Hutchison Whampoa International, Ltd. (S)(Z)	6.500	02-13-13	365,000	403,056

Hutchison Whampoa International, Ltd. (S)(Z)	4.625	09-11-15	385,000	399,455

Machinery 1.14%

Ingersoll-Rand Global Holding
Company, Ltd. (Z)	6.000	08-15-13	545,000	600,875

Mueller Water Products, Inc. (Z)	7.375	06-01-17	1,420,000	1,292,200

Marine 1.54%

Navios Maritime Holdings, Inc. (Z)	9.500	12-15-14	2,500,000	2,562,500

Road & Rail 1.46%

CSX Corp. (Z)	6.300	03-15-12	1,000,000	1,079,763

Kansas City Southern de Mexico SA
de CV (S)(Z)	8.000	02-01-18	400,000	417,000

RailAmerica, Inc. (Z)	9.250	07-01-17	504,000	543,060

Western Express, Inc. (S)(Z)	12.500	04-15-15	395,000	387,100

Information Technology 2.15%				3,569,169

Electronic Equipment, Instruments & Components 1.37%

Freescale Semiconductor, Inc. (S)(Z)	9.250	04-15-18	290,000	301,600

Freescale Semiconductor, Inc. (Z)	8.875	12-15-14	2,000,000	1,970,000

Internet & Catalog Retail 0.25%

GXS Worldwide, Inc. (S)(Z)	9.750	06-15-15	430,000	421,400

Internet Software & Services 0.15%

Equinix, Inc. (Z)	8.125	03-01-18	235,000	244,694

Software 0.38%

Vangent, Inc. (Z)	9.625	02-15-15	670,000	631,475

Materials 13.48%				22,386,386

Chemicals 2.82%

American Pacific Corp. (Z)	9.000	02-01-15	565,000	560,763

Berry Plastics Corp. (Z)	8.875	09-15-14	430,000	422,475

Berry Plastics Corp. (Z)	8.250	11-15-15	770,000	777,700

Lumena Resources Corp. (S)(Z)	12.000	10-27-14	850,000	811,138

Sterling Chemicals, Inc. (Z)	10.250	04-01-15	1,000,000	1,010,000

The Dow Chemical Company (Z)	5.900	02-15-15	1,000,000	1,096,849

12	Investors Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate	date	Par value	Value
Containers & Packaging 3.99%

Ball Corp. (Z)	6.750%	09-15-20	$235,000	$240,288

Cascades, Inc. (S)(Z)	7.875	01-15-20	240,000	242,400

Graphic Packaging International, Inc. (Z)	9.500	08-15-13	2,500,000	2,568,750

Graphic Packaging International, Inc. (Z)	9.500	06-15-17	185,000	198,875

Owens-Brockway Glass Container, Inc. (Z)	8.250	05-15-13	500,000	507,500

Smurfit-Stone Container Enterprises, Inc. (H)	8.375	07-01-12	1,210,000	1,228,150

Smurfit-Stone Container Enterprises, Inc. (H)	8.000	03-15-17	1,640,000	1,640,000

Metals & Mining 3.52%

CII Carbon LLC (S)(Z)	11.125	11-15-15	2,200,000	2,249,500

CSN Islands XI Corp (S)(Z)	6.875	09-21-19	250,000	262,500

Essar Steel Algoma, Inc. (S)(Z)	9.375	03-15-15	500,000	512,500

Freeport-McMoRan Copper & Gold, Inc. (Z)	8.375	04-01-17	220,000	246,675

Gerdau Holdings, Inc. (S)(Z)	7.000	01-20-20	360,000	376,650

Rio Tinto Finance USA, Ltd. (Z)	7.125	07-15-28	710,000	828,101

Ryerson, Inc. (Z)	12.000	11-01-15	1,000,000	1,081,250

Teck Resources, Ltd. (Z)	10.750	05-15-19	240,000	298,800

Paper & Forest Products 3.15%

Boise Paper Holdings LLC (S)(Z)	8.000	04-01-20	515,000	530,450

Grupo Papelero Scribe SA (S)(Z)	8.875	04-07-20	1,800,000	1,754,646

NewPage Corp. (Z)	11.375	12-31-14	1,075,000	1,104,563

NewPage Corp. (Z)	10.000	05-01-12	2,000,000	1,455,000

PE Paper Escrow GmbH (S)(Z)	12.000	08-01-14	95,000	108,300

Verso Paper Holdings LLC (S)(Z)	11.500	07-01-14	245,000	272,563

Telecommunication Services 9.58%				15,909,600

Diversified Telecommunication Services 3.95%

Axtel SAB de CV (S)(Z)	9.000	09-22-19	260,000	262,600

Axtel SAB de CV (S)(Z)	7.625	02-01-17	810,000	801,900

BellSouth Corp. (Z)	6.300	12-15-15	697,350	739,178

Cincinnati Bell, Inc. (Z)	8.750	03-15-18	540,000	546,750

Citizens Communications Company (Z)	7.125	03-15-19	530,000	511,450

Intelsat Bermuda, Ltd. (Z)	11.250	02-04-17	1,470,000	1,539,825

New Communications Holdings, Inc. (S)(Z)	8.750	04-15-22	435,000	448,050

New Communications Holdings, Inc. (S)(Z)	8.500	04-15-20	505,000	520,150

Telecom Italia Capital SA (Z)	6.175	06-18-14	1,105,000	1,187,095

Wireless Telecommunication Services 5.63%

Bakrie Telecom Tbk Pt (S)	11.500	05-07-15	750,000	750,000

CC Holdings GS V LLC (S)(Z)	7.750	05-01-17	410,000	445,875

Digicel Group, Ltd. (S)(Z)	10.500	04-15-18	485,000	517,738

Digicel Group, Ltd. (S)(Z)	8.250	09-01-17	850,000	869,125

Nextel Communications, Inc., Series D (Z)	7.375	08-01-15	1,340,000	1,304,825

NII Capital Corp. (S)(Z)	10.000	08-15-16	320,000	355,200

NII Capital Corp. (S)(Z)	8.875	12-15-19	400,000	424,000

SBA Tower Trust (S)	5.101	04-15-17	580,000	596,239

Sprint Capital Corp. (Z)	8.750	03-15-32	1,065,000	1,065,000

Sprint Capital Corp. (Z)	8.375	03-15-12	1,970,000	2,078,350

Sprint Capital Corp. (Z)	6.900	05-01-19	1,000,000	946,250

See notes to financial statements	Semiannual report | Investors Trust	13

		Maturity
	Rate	date	Par value	Value
Utilities 4.19%				$6,967,088

Electric Utilities 2.59%

Aes Dominicana Energia Finance SA (S)	11.000%	12-13-15	$185,000	196,100

BVPS II Funding Corp. (Z)	8.890	06-01-17	621,000	688,593

CE Generation LLC (Z)	7.416	12-15-18	547,500	556,974

Exelon Corp. (Z)	4.900	06-15-15	1,015,000	1,071,646

FPL Energy National Wind LLC (S)(Z)	5.608	03-10-24	272,761	275,344

PNPP II Funding Corp. (Z)	9.120	05-30-16	334,000	362,049

TXU Corp. (Z)	7.460	01-01-15	283,840	226,547

United Maritime Group LLC (S)(Z)	11.750	06-15-15	475,000	494,000

Waterford 3 Funding Corp. (Z)	8.090	01-02-17	418,045	430,473

Independent Power Producers & Energy Traders 0.82%

AES Eastern Energy LP (Z)	9.000	01-02-17	995,976	1,023,465

Ipalco Enterprises, Inc. (Z)	8.625	11-14-11	315,000	333,113

Multi-Utilities 0.72%

DTE Energy Company (Z)	7.625	05-15-14	1,040,000	1,200,233

Water Utilities 0.06%

Indiantown Cogeneration LP, Series A–9	9.260	12-15-10	106,362	108,551

		Maturity
	Rate	date	Par value	Value
Convertible Bonds 4.19%				$6,972,710

(Cost $5,873,655)

Consumer Discretionary 3.16%				5,263,887

Automobiles 1.96%

Ford Motor Company (Z)	4.250%	11-15-16	$1,490,000	2,318,813

TRW Automotive, Inc. (S)(Z)	3.500	12-01-15	720,000	932,400

Household Durables 0.08%

Beazer Homes USA, Inc. (Z)	4.625	06-15-24	145,000	143,731

Media 1.12%

XM Satellite Radio, Inc. (S)(Z)	7.000	12-01-14	1,770,000	1,868,943

Financials 0.37%				619,863

Capital Markets 0.15%

Knight Capital Group, Inc. (S)(Z)	3.500	03-15-15	250,000	248,475

Real Estate Investment Trusts 0.22%

Corporate Office Properties LP (S)(Z)	4.250	04-15-30	370,000	371,388

Industrials 0.66%				1,088,960

Airlines 0.34%

UAL Corp. (Z)	4.500	06-30-21	550,000	556,160

Trading Companies & Distributors 0.32%

United Rentals, Inc. (Z)	4.000	11-15-15	360,000	532,800

14	Investors Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate	date	Par value	Value
Municipal Bonds 0.25%				$413,196

(Cost $445,000)

New York 0.25%				413,196

City of New York	5.206%	10-01-31	$445,000	413,196

U.S. Government & Agency Obligations 22.03%				$36,607,369

(Cost $36,116,558)

U.S. Government 15.99%				26,568,675

U.S. Treasury Note
Note (Z)	3.625%	02-15-20	$1,065,000	1,061,838
Note	2.500	03-31-15	18,500,000	18,592,484
Note (Z)	2.375	02-28-15	6,910,000	6,914,353

U.S. Government Agency 6.04%				10,038,694

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru Ctf (Z)	4.500	03-01-39	4,422,823	4,472,580

Federal National Mortgage Association,
30 Yr Pass Thru Ctf	5.500	01-01-37	5,279,651	5,566,114

		Maturity
	Rate	date	Par value	Value
Foreign Government Obligations 2.05%				$3,414,120

(Cost $3,277,731)

Argentina 1.07%				1,785,000

City of Buenos Aires (S)	12.500%	04-06-15	$1,700,000	1,785,000

Indonesia 0.36%				600,156

Republic of Indonesia (S)(Z)	5.875	03-13-20	575,000	600,156

Mexico 0.49%				819,293

Government of Mexico
Note (Z)	5.875	02-17-14	450,000	502,875
Bond (Z)	5.125	01-15-20	315,000	316,418

South Korea 0.13%				209,671

Korea Development Bank (Z)	4.375	08-10-15	205,000	209,671

		Maturity
	Rate	date	Par value	Value
Term Loans (M) 0.79%				$1,306,064

(Cost $1,304,637)

Consumer Discretionary 0.33%				540,586
Greektown Holdings LLC	3.500%	09-30-10	$485,100	489,951

Greektown Holdings LLC (T)(U)	—	09-30-10	50,635	50,635

Financials 0.46%				765,478

CIT Group, Inc. (T)	—	01-18-12	749,000	765,478

See notes to financial statements	Semiannual report | Investors Trust	15

		Maturity
	Rate	date	Par value	Value
Collateralized Mortgage Obligations 6.58%				$10,924,763

(Cost $11,925,563)

Collateralized Mortgage Obligations 6.58%				10,924,763
American Home Mortgage Assets,
Series 2006-6, Class XP IO	2.706%	12-25-46	$10,227,312	457,889

American Tower Trust ,
Series 2007-1A, Class C (S)	5.615	04-15-37	195,000	205,559

Banc of America Funding Corp.,
Series 2006-B, Class 6A1 (P)	5.827	03-20-36	732,115	528,442

Bear Stearns Alt-A Trust,
Series 2005-3, Class B2 (P)	2.730	04-25-35	402,039	21,420

Citigroup Mortgage Loan Trust, Inc.,
Series 2005-5, Class 2A3	5.000	08-25-35	311,334	303,697

Countrywide Alternative Loan Trust,
Series 2006-OA12, Class X IO	3.033	09-20-46	51,359,797	2,063,082

Federal National Mortgage Association,
Series 398, Class C3 IO	4.500	05-25-39	1,914,540	491,319
Series 402, Class 3 IO	4.000	11-25-39	1,241,514	298,211
Series 402, Class 4 IO	4.000	10-25-39	2,225,733	508,315

First Horizon Alternative Mortgage Securities,
Series 2004-AA5, Class B1 (P)	2.516	12-25-34	255,495	21,119

Global Tower Partners Acquisition
Partners LLC,
Series 2007-1A, Class G (S)	7.874	05-15-37	360,000	364,331

GSR Mortgage Loan Trust,
Series 2006-4F, Class 6A1	6.500	05-25-36	3,004,035	2,646,837
Series 2004-9, Class B1 (P)	3.904	08-25-34	778,502	306,780

Harborview Mortgage Loan Trust,
Series 2005-8, Class 1X IO	2.493	09-19-35	5,997,256	234,268
Series 2007-3, Class ES IO	0.350	05-19-47	11,193,038	77,232
Series 2007-4, Class ES IO	0.350	07-19-47	12,328,405	70,642
Series 2007-6, Class ES IO (S)	0.342	08-19-37	8,892,912	58,871

Harborview Net Interest Margin Corp.,
Series 2006-9A, Class N2 (H) (S)	8.350	11-19-36	311,205	—

IndyMac Index Mortgage Loan Trust,
Series 2004-AR13, Class B1	5.296	01-25-35	314,116	31,272
Series 2005-AR18, Class 1X IO	2.476	10-25-36	12,003,911	412,935
Series 2005-AR18, Class 2X IO	2.202	10-25-36	11,476,147	408,551
Series 2005-AR5, Class B1 (P)	2.841	05-25-35	420,739	17,271

Merrill Lynch Mortgage Investors Trust,
Ser 2006-AF1, Class MF1 (P)	6.274	08-25-36	1,206,508	73,791

Provident Funding Mortgage Loan Trust,
Series 2005-1, Class B1 (P)	3.010	05-25-35	371,282	104,855

Washington Mutual, Inc.,
Series 2005-AR4, Class B1 (P)	2.714	04-25-35	1,446,840	330,237
Series 2007-0A5, Class 2XPP IO	1.144	06-25-47	41,857,438	636,388
Series 2005-6, Class 1CB	6.500	08-25-35	358,653	251,449

16	Investors Trust | Semiannual report	See notes to financial statements

		Maturity
	Rate	date	Par value	Value
Asset Backed Securities 1.68%				$2,790,185

(Cost $2,947,683)

Asset Backed Securities 1.68%				2,790,185
ContiMortgage Home Equity Loan Trust,
Series 1995-2, Class A–5	8.100%	08-15-25	$39,459	34,834

Countrywide Asset-Backed Certificates,
Series 2006-3, Class 2A2 (P)	0.443	06-25-36	1,163,628	981,494

DB Master Finance LLC,
Series 2006-1, Class-M1 (S)	8.285	06-20-31	1,000,000	918,200

Dominos Pizza Master Issuer LLC,
Series 2007-1, Class M1 (S)	7.629	04-25-37	1,000,000	855,657

			Shares	Value
Preferred Stocks 0.58%				$957,200

(Cost $1,002,026)

Financials 0.58%				957,200

Real Estate Investment Trusts 0.58%

Public Storage, Inc., Depositary Shares, Series W,
6.500% (Z)			40,000	957,200

			Shares	Value
Common Stocks 1.04%				$1,724,339

(Cost $2,813,747)

Consumer Discretionary 1.04%				1,724,339

Auto Components 0.35%

Lear Corp. (I)(Z)			7,164	581,574

Media 0.69%

Charter Communications, Inc., Class A (I)			11,505	436,040

Dex One Corp. (I)(Z)			20,979	635,873

SuperMedia, Inc. (I)(Z)			1,578	70,852

		Maturity
	Yield *	date	Par value	Value
Short-Term Investments 0.66%				$1,099,996

(Cost $1,099,996)

Short-Term Securities 0.66%

Federal Home Loan Bank Discount Note	0.060%	05-03-10	$1,100,000	1,099,996

Total investments (Cost $238,925,062)† 146.90%				$244,038,224

Other assets and liabilities, net (46.90%)				($77,910,731)

Total net assets 100.00%				$166,127,493

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements	Semiannual report | Investors Trust	17

Notes to Schedule of Investments

IO Interest Only Security — Interest Tranche of Stripped Mortgage Pool

PIK Paid In Kind

(H) Defaulted security. Currently, the issuer is in default with respect to interest payments.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $79,657,681 or 47.95% of the Fund’s net assets as of April 30, 2010.

(T) All or a portion of this position represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(U) All or a portion of this position represents unfunded loan commitment.

(Z) All or a portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at April 30, 2010 was $186,475,044.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At April 30, 2010, the aggregate cost of investment securities for federal income tax purposes was $239,501,761. Net unrealized appreciation aggregated $4,536,463, of which $18,795,177 related to appreciated investment securities and $14,258,714 related to depreciated investment securities.

18	Investors Trust | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value for each common share.

Assets

Investments, at value (Cost $238,925,062)	$244,038,224
Cash	37,380
Cash held at broker for futures contracts	48,750
Receivable for investments sold	214,000
Dividends and interest receivable	4,628,909
Other assets	28,049

Total assets	248,995,312

Liabilities

Payable for investments purchased	2,224,349
Committed facility agreement payable (Note 8)	80,000,000
Unrealized depreciation of swap contracts (Note 3)	603,717
Payable for futures variation margin (Note 3)	10,735
Interest payable (Note 8)	11,017
Payable to affiliates
Accounting and legal services fees	4,066
Transfer agent fees	6,703
Other liabilities and accrued expenses	7,232

Total liabilities	82,867,819

Net assets

Capital paid-in	$174,156,402
Undistributed net investment income	1,109,722
Accumulated net realized loss on investments, futures contracts and
swap agreements	(13,620,214)
Net unrealized appreciation on investments, futures contracts and
swap agreements	4,481,583

Net assets	$166,127,493

Net asset value per share

Based on 8,466,668 shares of beneficial interest outstanding — unlimited
number of shares authorized with no par value	$19.62

See notes to financial statements	Semiannual report | Investors Trust	19

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-10 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$9,847,569
Dividends	127,656
Less foreign taxes withheld	(2,612)

Total investment income	9,972,613

Expenses

Investment management fees (Note 5)	619,559
Accounting and legal services fees (Note 5)	14,806
Transfer agent fees	44,642
Trustees’ fees (Note 5)	23,776
Printing and postage fees	23,417
Professional fees	117,736
Custodian fees	17,750
Interest expense (Note 8)	684,713
Stock exchange listing fees	12,004
Other	15,195

Total expenses	1,573,598

Net investment income	8,399,015

Realized and unrealized gain (loss)

Net realized loss on
Investments	(400,816)
Futures contracts (Note 3)	(45,262)
Swap contracts (Note 3)	(620,689)
(1,066,767)
Change in net unrealized appreciation (depreciation) of
Investments	14,230,360
Futures contracts (Note 3)	(14,383)
Swap contracts (Note 3)	573,692
14,789,669
Net realized and unrealized gain	13,722,902

Increase in net assets from operations	$22,121,917

20	Investors Trust | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	For the
	six-month
	period ended	Year
	4-30-10	ended
	(unaudited)	10-31-09
Increase (decrease) in netassets

From operations
Net investment income	$8,399,015	$14,227,117
Net realized loss	(1,066,767)	(2,495,630)
Change in net unrealized appreciation (depreciation)	14,789,669	32,105,889

Increase in net assets resulting from operations	22,121,917	43,837,376

Distributions to shareholders
From net investment income	(8,639,190)	(14,157,231)

From Fund share transactions (Note 6)	666,840	1,087,350

Total increase	14,149,567	30,767,495

Net assets

Beginning of period	151,977,926	121,210,431

End of period	$166,127,493	$151,977,926

Undistributed net investment income	$1,109,722	$1,349,897

See notes to financial statements	Semiannual report | Investors Trust	21

F I N A N C I A L  S T A T E M E N T S

Statement of cash flows

This Statement of Cash Flows shows cash flow from operating and financing activities for the period stated.

For the
six-month
period ended
4-30-10
(unaudited)

Cash flows from operating activities

Net increase in net assets from operations	$22,121,917
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Long-term investments purchased	(104,821,827)
Long-term investments sold	90,210,824
Decrease in short-term investments	1,332,001
Net amortization of premium (discount)	413,805
Increase in dividends and interest receivable	(662,057)
Decrease in cash held at broker for futures contracts	10,650
Increase in payable for investments purchased	1,118,536
Increase in receivable for investments sold	(162,625)
Decrease in other receivable and prepaid assets	13,434
Decrease in prepaid arrangement fees	90,654
Decrease in payable for futures variation margin	(8,859)
Net change in unrealized (appreciation) depreciation on swap contracts	(573,692)
Decrease in payable to affiliates	(25,233)
Decrease in interest payable	(130,253)
Decrease in other liabilities and accrued expenses	(88,062)
Net change in unrealized (appreciation) depreciation on investments	(14,230,360)
Net realized loss on investments	400,816

Net cash used in operating activities	($4,990,331)

Cash flows from financing activities
Borrowings from credit facility agreement payable	13,000,000
Distributions to common shareholders net of reinvestments	(7,972,350)

Net cash provided by financing activities	$5,027,650

Net increase in cash	$37,319

Cash at beginning of period	$61

Cash at end of period	$37,380

Supplemental disclosure of cash flow information

Cash paid for interest	$814,966

Noncash financing activities not included herein consist of
reinvestment of distributions	666,840

22	Investors Trust | Semiannual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

COMMON SHARES
Period ended	4-30-10[1]	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05	12-31-04
Per share operating performance

Net asset value, beginning
of period	$18.03	$14.51	$19.21	$19.90	$20.04	$21.22	$21.55
Net investment income[3]	0.99	1.70	1.49	1.89	1.74	1.70	1.71
Net realized and unrealized
gain (loss) on investments	1.62	3.51	(4.80)	(0.72)	(0.07)	(1.07)	(0.21)
Distributions to APS*	—	—	(0.19)	(0.55)	(0.50)	(0.34)	(0.16)
Total from
investment operations	2.61	5.21	(3.50)	0.62	1.17	0.29	1.34
Less distributions to
common shareholders
From net investment income	(1.02)	(1.69)	(1.20)	(1.31)	(1.31)	(1.47)	(1.67)
Total distributions	(1.02)	(1.69)	(1.20)	(1.31)	(1.31)	(1.47)	(1.67)
Net asset value, end
of period	$19.62	$18.03	$14.51	$19.21	$19.90	$20.04	$21.22
Per share market value,
end of period	$20.60	$17.73	$13.46	$17.01	$19.04	$17.70	$22.46
Total return at net asset value
(%)[4]	14.89[5]	39.26	(18.78)[5]	3.73	6.54	1.78[6]	6.52[6]
Total return at market
value (%)[4]	22.67[5]	47.62	(14.91)[5]	(4.00)	15.41	(15.06)	21.60

Ratios and supplemental data

Net assets applicable to
common shares, end of
period (in millions)	$166	$152	$121	$160	$164	$165	$173
Ratios (as a percentage of
average net assets):
Expenses (excluding
interest expense)	1.14[7]	1.43	1.42[7]	1.16[8]	1.17[8]	1.17[8]	1.16[8]
Interest expense (Note 8)	0.88[7]	1.00	0.83[7]	—	—	—	—
Expenses (including
interest expense)	2.02[7]	2.43	2.25[7]	1.16[8]	1.17[8]	1.17[8]	1.16[8]
Net investment income	10.77[7]	11.34	9.93[7]	9.55[9]	8.80[9]	8.25[9]	8.03[9]
Portfolio turnover (%)	41	72[10]	37	46	63	144	128

See notes to financial statements	Semiannual report | Investors Trust	23

COMMON SHARES
Period ended	4-30-10[1]	10-31-09	10-31-08[2]	12-31-07	12-31-06	12-31-05	12-31-04

Senior securities

Total value of APS outstanding
(in millions)	—	—	—	$86	$86	$86	$86
Involuntary liquidation
preference per unit
(in thousands)	—	—	—	25	25	25	25
Average market value per unit
(in thousands)	—	—	—	25	25	25	25
Asset coverage per unit[11]	—	—	—[12]	$71,364	$72,917	$72,072	$74,713
Total debt outstanding end of
year (in millions) (Note 7)	$80	$67	$58	—	—	—	—
Asset coverage per $1,000
of APS[13]	—	—	—	$2,856	$2,910	$2,913	$3,013
Asset coverage per $1,000
of debt[14]	$3,077	$3,268	$3,090	—	—	—	—

* Auction Preferred Shares (APS).

1 Semiannual period from 11-1-09 to 4-30-10. Unaudited.

2 For the ten-month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Based on the average daily shares outstanding.

4 Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period.

5 Not annualized.

6 Unaudited.

7 Annualized.

8 Ratios calculated on the basis of expenses relative to the average net assets of common shares. Without the exclusion of preferred shares, the ratios of expenses would have been 0.76%, 0.77%, 0.77% and 0.77% for the periods ended 12-31-07, 12-31-06, 12-31-05 and 12-31-04, respectively.

9 Ratios calculated on the basis of net investment income relative to the average net assets of common shares. Without the exclusion of preferred shares, the ratios of net investment income would have been 6.26%, 5.77%, 5.47% and 5.36% for the periods ended 12-31-07, 12-31-06, 12-31-05 and 12-31-04, respectively.

10 The Portfolio turnover rate, including the effect of “TBA” (to be announced) securities for the year ended 10-31-09 was 100%.

11 Calculated by subtracting the Fund’s total liabilities from the Fund’s total assets and dividing that amount by the number of APS outstanding, as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.

12 In May 2008, the Fund entered into a Revolving Credit Agreement with a third-party commercial bank in order to redeem the APS. The redemption of all APS was completed on June 12, 2008.

13 Asset coverage equals the total net assets plus APS divided by the APS of the Fund outstanding at period end.

14 Asset coverage equals the total net assets plus borrowings divided by the borrowing of the Fund outstanding at period end (Note 8).

24	Investors Trust | Semiannual report	See notes to financial statements

Notes to financial statements

(unaudited)

Note 1 — Organization

John Hancock Investors Trust (the Fund) is a closed-end diversified management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of April 30, 2010, by major category type:

			LEVEL 2	LEVEL 3
	TOTAL MARKET		SIGNIFICANT	SIGNIFICANT
	VALUE AT	LEVEL 1	OBSERVABLE	UNOBSERVABLE
	4-30-10	QUOTED PRICE	INPUTS	INPUTS

Corporate Bonds	$177,828,282	—	$177,798,282	$30,000
Convertible Bonds	6,972,710	—	5,103,767	1,868,943
Municipal Bonds	413,196	—	413,196	—
U.S. Government &
Agency Obligations	36,607,369	—	36,607,369	—
Foreign Government
Obligations	3,414,120	—	3,414,120	—
Term Loans	1,306,064	—	1,306,064	—
Collateralized Mortgage
Obligations	10,924,763	—	9,791,778	1,132,985
Asset Backed Securities	2,790,185	—	2,790,185	—
Preferred Stocks	957,200	$957,200	—	—
Common Stocks	1,724,339	1,724,339	—	—
Short-Term Investments	1,099,996	—	1,099,996	—

Total Investments in
Securities	$244,038,224	$2,681,539	$238,324,757	$3,031,928
Other Financial
Instruments	(631,579)	(27,862)	(603,717)	—
Totals	$243,406,645	$2,653,677	$237,721,040	$3,031,928

Semiannual report | Investors Trust	25

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

		COLLATERALIZED
	ASSET BACKED	MORTGAGE	CONVERTIBLE	CORPORATE
	SECURITIES	OBLIGATIONS	BONDS	BONDS	TOTALS

Balance as of 10-31-09	$750,000	$7,526,657	—	$562,500	$8,839,157
Accrued discounts/
premiums	—	55	$8,876	—	8,931
Realized gain (loss)	—	1,580,554	—	—	1,580,554
Change in unrealized
gain (loss)	—	(1,692,772)	269,992	30,000	(1,392,780)
Net purchases (sales)	—	(2,405,185)	1,590,075	—	(815,110)
Net transfers in and/
out of Level 3	(750,000)	(3,876,324)	—	(562,500)	(5,188,824)

Balance as of 4-30-10	—	$1,132,985	$1,868,943	$30,000	$3,031,928

During the six-month period ended April 30, 2010, there were no significant transfers in/out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.

Overdrafts. Pursuant to the custodian agreement, the Fund’s custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

26	Investors Trust | Semiannual report

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Stripped securities. Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully receive its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal because the counterparty or issuer has defaulted on its obligation.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $12,033,875 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of October 31, 2009.

CAPITAL LOSS CARRYFORWARD
EXPIRING AT OCTOBER 31

2012	2013	2014	2015	2016	2017

$1,668,465	$2,866,857	$2,605,424	$1,304,634	$912,660	$2,675,835

As of October 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends quarterly and capital gain distributions, if any, annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to derivative transactions, amortization and accretion on debt securities and defaulted bonds.

Statement of cash flows. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Fund’s Statement of Assets andLiabilities and represents the cash on hand at its custodian and does not include any short-term investments.

Semiannual report | Investors Trust	27

Note 3 — Derivative instruments

The Fund may invest in derivatives, including future contracts and swap contracts, in order to meet its investment objectives. The Fund may use derivatives to manage against a decline in the value of securities owned by the Fund due to anticipated interest rate, currency or market changes. In addition, the Fund will use futures contracts for duration management or to gain exposure to a securities market.

The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose a Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or the Fund will succeed in enforcing them.

Futures. A future is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the future markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the fund’s initial investment.

Futures contracts are valued at quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (variation margin) is recorded by the Fund.

During the six months ended April 30, 2010, the Fund used futures contracts to manage duration of the portfolio. The following table summarizes the contracts held at April 30, 2010. The range of futures contracts notional amounts held by the Fund during the six months ended April 30, 2010 was approximately $2.6 million to $6.9 million.

					UNREALIZED
OPEN	NUMBER OF				APPRECIATION
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	(DEPRECIATION)

U.S. Treasury 30-Year
Bond Futures	10	Long	Jun-10	$1,162,450	$28,175
U.S. Treasury 5-Year
Note Futures	27	Short	Jun-10	3,109,354	(18,850)
U.S. Treasury 10-Year
Note Futures	22	Short	Jun-10	2,556,750	(37,187)

				$6,828,554	($27,862)

Swaps. The Fund may enter into interest rate, credit default, and other forms of swap agreements. Swap agreements are privately negotiated agreements between a Fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swaps are marked to market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as an unrealized appreciation/depreciation of swap contracts.

Upfront payments made/received by the Fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of Assets and Liabilities. A termination payment by the counterparty or the Fund is recorded as realized gain or loss, as well as, the net periodic payments received or paid by a Fund.

28	Investors Trust | Semiannual report

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for the swap, that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The Fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts on a periodic basis.

During the six months ended April 30, 2010, the Fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of April 30, 2010. During the six months ended April 30, 2010, the Fund invested in interest rate swaps with total notional amount as represented below.

		PAYMENTS	PAYMENTS
	NOTIONAL	MADE	RECEIVED	EFFECTIVE	MATURITY	UNREALIZED
COUNTERPARTY	AMOUNT	BY FUND	BY FUND	DATE	DATE	DEPRECIATION	MARKET VALUE

3-month
Bank of America	$28,000,000	4.6875%	LIBOR (a)	9–14–2007	9–14–2010	($603,717)	($603,717)

(a) At April 30, 2010, the 3-month LIBOR rate was 0.34656%.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at April 30, 2010 by risk category:

				LIABILITY
	STATEMENT OF ASSETS AND	FINANCIAL	ASSET DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	INSTRUMENTS LOCATION	FAIR VALUE	FAIR VALUE

Interest Rate Contracts	Payable for futures	Futures†	$28,175	($56,037)
Interest Rate Contracts	Net unrealized	Interest rate swaps	—	(603,717)
	depreciation of swap
	contracts
Total			$28,175	($659,754)

† Reflects cumulative appreciation/depreciation of futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Effect of derivative instruments on the Statement of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six month period ended April 30, 2010.

	STATEMENT OF OPERATIONS
RISK	LOCATION	FUTURES CONTRACTS	SWAP CONTRACTS	TOTAL

Interest Rate Contracts	Net realized loss	($45,262)	($620,689)	($665,951)
Total		($45,262)	($620,689)	($665,951)

Semiannual report | Investors Trust	29

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six month period ended April 30, 2010.

	STATEMENT OF OPERATIONS
RISK	LOCATION	FUTURES CONTRACTS	SWAP CONTRACTS	TOTAL

Interest Rate Contracts	Change in unrealized	($14,383)	$573,692	($559,309)
	appreciation
	(depreciation)
Total		($14,383)	$573,692	($559,309)

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. The Adviser is indirect wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of (a) 0.650% of the first $150,000,000 of the Fund’s average daily net assets and the value attributable to the credit facility agreement (collectively, managed assets), (b) 0.375% of the next $50,000,000, (c) 0.350% of the next $100,000,000 and (d) 0.300% of the Fund’s average daily managed assets in excess of $300,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirect owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees. The investment management fees incurred for the six months ended April 30, 2010 were equivalent to an annual effective rate of 0.56% of the Fund’s managed assets.

Accounting and legal services. Pursuant to the Service Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports amongst other services. The accounting and legal services fees incurred for the six months ended April 30, 2010, which amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included in the accompanying Statement of Assets and Liabilities.

30	Investors Trust | Semiannual report

Note 6 — Fund share transactions

Transactions in Fund shares for the six month period ended April 30, 2010 and the year ended October 31, 2009 were as follows:

	Six month period ended 4-30-10
		(unaudited)	Year ended 10-31-09
	Shares	Amount	Shares	Amount

Distributions reinvested	35,885	$666,840	74,427	$1,087,350

Note 7 — Leverage

The Fund utilizes a Committed Facility Agreement (CFA) to increase its assets available for investment. When the Fund leverages its assets, common shareholders bear the fees associated with the facility and have the potential for benefit or be disadvantaged from the use of leverage. The Adviser’s fee is also incurred from the use of leverage. Consequently, the Fund and the Adviser may have differing interests in determining whether to leverage the Fund’s assets. Leverage creates risks which may adversely affect the return for the holders of common shares, including:

• the likelihood of greater volatility of net asset value and market price of common shares

• fluctuations in the interest rate paid for the use of the CFA

• increased operating costs, which may reduce the Fund’s total return

• the potential for a decline in the value of an investment acquired through leverage, while the Fund’s obligations under such leverage remains fixed

• the Fund is more likely to have to sell securities in a volatile market in order to meet asset coverage or other debt compliance requirements

To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used, conversely, return would be lower if the cost of the leverage exceeds the income or capital appreciation derived.

Note 8 — Committed facility agreement

Effective April 21, 2010, the Fund entered into a CFA with a subsidiary of BNP Paribas (BNP) that allows it to borrow up to $80 million and to invest the borrowings in accordance with its investment practices. Borrowings under the CFA are secured by the assets of the Fund as disclosed in the Fund’s investments. Interest charged is at the rate of one month LIBOR (reset daily) plus 0.95% and is payable monthly. Under the terms of the CFA, the Fund also pays a one time arrangement fee of 0.25% of the maximum commitment financing, which is amortized over 270 days, and a commitment fee of 0.70% per annum on the unused portion of the commitment. If the Fund elects to renew the CFA, a renewal fee of 0.25% of the maximum commitment financing is due to BNP each 540th calendar day.

Prior to April 21, 2010, the Fund utilized a Credit Agreement (CA) with a third party commercial bank that allowed it to borrow up to $67 million and to invest the borrowings in accordance with its investment practices. Borrowings under the CA were secured by all the assets of the Fund. Interest was charged at the one-, two-, three- or six-month LIBOR, at the Fund’s election, plus 1.25% and was payable monthly. In addition, the Fund could elect to convert the interest rate to an alternative rate, which is the highest of the prime rate in effect on such day, the Federal Fund’s rate in effect on such day plus 1.25% or the overnight LIBOR rate plus 1.25%. Under the terms of the CA, the Fund also paid a commitment fee of 0.25% per annum on the bank’s commitment amount, regardless of usage and a structuring fee of 0.25% on the committed financing in the first year of

Semiannual report | Investors Trust	31

the CA, which amounted to $167,500. The structuring fee was amortized during the first year of the agreement.

Arrangement, commitment, and structuring fees expensed for the six months ended April 30, 2010 amounted to $5,556, $80,107 and $90,654, respectively, and are included in the interest expense in the Statement of Operations. As of April 30, 2010, the Fund had borrowings of $80,000,000 at an interest rate of 1.2300%. November 1, 2009 to April 30, 2010, the average borrowings under the CA and CFA and the effective average interest rate were $67,563,534 and 1.4798%.

The Fund may renew the CFA and would incur a renewal fee upon renewal. In addition, the Fund may terminate the agreement with 60 days’ notice if the Board of Trustees has determined that the elimination of all indebtedness leveraging in the Fund’s investments is in the best interest of the Fund’s shareholders. In certain circumstances, the CFA may automatically terminate, or be reduced to a 30-day facility. In addition, upon the occurrence of certain defaults, the lender may terminate the agreement upon 270 days’ notice.

On April 21, 2010, the Fund entered into an agreement with BNP that allows BNP to borrow a portion of the pledged collateral (Lent Securities) in an amount not to exceed the lesser of: (i) outstanding borrowings owed by the Fund to BNP and (ii) thirty three and one third percent of the Fund’s total assets. The Fund can designate any security within the pledged collateral as ineligible to be a Lent Security and can recall any of the Lent Securities. The Fund also has the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the current borrowings under the CFA.

Note 9 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $77,024,264 and $88,846,504, respectively for the six months ended April 30, 2010. Purchases and sales of U.S. Treasury obligations aggregated $27,797,563 and $1,364,320, respectively for the six months ended April 30, 2010.

32	Investors Trust | Semiannual report

Additional information

Unaudited

Investment objective and policy

The Fund is a closed-end diversified management investment company, common shares of which were initially offered to the public on January 29, 1971 and are publicly traded on the NYSE. The Fund’s primary investment objective is to generate income for distribution to its shareholders, with capital appreciation as a secondary objective. The preponderance of the Fund’s assets is invested in a diversified portfolio of debt securities, some of which may carry equity features. Up to 50% of the value of the Fund’s assets may be invested in restricted securities acquired through direct placement. The Fund may also invest in repurchase agreements.

Bylaws and Declaration of Trust

In November 2002, the Board of Trustees adopted several amendments to the Fund’s bylaws, including provisions relating to the calling of a special meeting and requiring advance notice of shareholder proposals or nominees for Trustee. The advance notice provisions in the bylaws require shareholders to notify the Fund in writing of any proposal that they intend to present at an annual meeting of shareholders, including any nominations for Trustee, between 90 and 120 days prior to the first anniversary of the mailing date of the notice from the prior year’s annual meeting of shareholders. The notification must be in the form prescribed by the bylaws. The advance notice provisions provide the Fund and its Trustees with the opportunity to thoughtfully consider and address the matters proposed before the Fund prepares and mails its proxy statement to shareholders. Other amendments set forth the procedures that must be followed in order for a shareholder to call a special meeting of shareholders. In October 2008, the Fund’s bylaws were amended with respect to notice requirements for Trustee nominations and other proposals by the Fund’s shareholders. These provisions require the disclosure of the nominating shareholder and the nominee’s investment interests as they relate to the Fund, as well as the name of any other shareholder supporting the nominee for election as a Trustee or the proposal of other business. In order for notice to be proper, such notice must disclose the economic interests of the nominating shareholder and nominee, including his or her holdings of shares in the Fund, the intent upon which those shares were acquired, and any hedging arrangements (including leveraged or short positions) made with respect to the shares of the Fund. Additionally, any material interest that the shareholder has in the business to be brought before the meeting must be disclosed. Please contact the Secretary of the Fund for additional information about the advance notice requirements or the other amendments to the bylaws. On August 21, 2003, shareholders approved the amendment of the Fund’s bylaws, effective August 26, 2003, to provide for the issuance of preferred shares.

On March 31, 2008, the shareholders approved an amendment to the Fund’s Declaration of Trust to permit the Fund’s Board of Trustees to delegate the authority to declare dividends to a Dividend Committee consisting of officers, employees or agents of the Fund.

Financial futures contracts and options

The Fund may buy and sell financial futures contracts and options on futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. The Fund’s ability to hedge successfully will depend on the Adviser’s ability to predict accurately the future direction of interest rate changes and other market factors. There is no assurance that a liquid market for futures and options will always exist.

In addition, the Fund could be prevented from opening, or realizing the benefits of closing out, a futures or options position because of position limits or limits on daily price fluctuations imposed by an exchange.

Semiannual report | Investors Trust	33

The Fund will not engage in transactions in futures contracts and options on futures for speculation, but only for hedging or other permissible risk management purposes. All of the Fund’s futures contracts and options on futures will be traded on a U.S. commodity exchange or board of trade. The Fund will not engage in a transaction in futures or options on futures if, immediately thereafter, the sum of initial margin deposits on existing positions and premiums paid for options on futures would exceed 5% of the Fund’s total assets.

Dividends and distributions

During the six month period ended April 30, 2010, distributions totaling $1.02 per share were paid to common shareholders. The dates of payments and the amounts per share are as follows:

INCOME
PAYMENT DATE	DIVIDEND

December 31, 2009	$0.5018
March 31, 2010	0.5218
Total	$1.0236

Dividend reinvestment plan

The Fund offers its shareholders a Dividend Reinvestment Plan (the Plan), which offers the opportunity to earn compounded yields. Any shareholder will automatically have all distributions of dividend and capital gains reinvested in lieu of all or a portion of the cash dividends. The Plan is available to all shareholders without charge. Mellon Bank, N.A. (the Plan Agent) will act as agent for participating shareholders.

Shareholders may join the Plan by notifying the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.melloninvestor.com, showing an election to reinvest all or a portion of dividend payments. If received in proper form by the Plan Agent prior to the record date for a dividend, the election will be effective with respect to all dividends paid after such record date. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

The Board of Trustees of the Fund has authorized the Dividend Committee to declare dividends from net investment income payable in cash or, in the case of shareholders participating in the Plan, partially or entirely in the Fund’s common shares. The number of shares to be issued for the benefit of each shareholder will be determined by dividing the amount of the cash dividend, otherwise payable to such shareholder on shares included under the Plan, by the per share net asset value of the common shares on the date for payment of the dividend, unless the net asset value per share on the payment date is less than 95% of the market price per share on that date, in which event the number of shares to be issued to a shareholder will be determined by dividing the amount of the cash dividend payable to such shareholder, by 95% of the market price per share of the common shares on the payment date. The market price of the common shares on a particular date shall be the mean between the highest and lowest sales price on the NYSE on that date. Net asset value will be determined in accordance with the established procedures of the Fund. However, if as of such payment date the market price of the common shares is lower than such net asset value per share, the number of shares to be issued will be determined on the basis of such market price. Fractional shares, carried out to four decimal places, will be credited to the shareholder’s account. Such fractional shares will be entitled to future dividends.

The shares issued to participating shareholders, including fractional shares, will be held by the Plan Agent in the name of the participant. A confirmation will be sent to each shareholder promptly, normally within seven days, after the payment date of the dividend. The confirmation will show the total number of shares held by such shareholder before and after the dividend, the amount of the most recent cash dividend that the shareholder has elected to reinvest and the number of shares acquired with such dividend.

34	Investors Trust | Semiannual report

Participation in the Plan may be terminated at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site, and such termination will be effective immediately. However, notice of termination must be received prior to the record date of any distribution to be effective for that distribution. Upon termination, certificates will be issued representing the number of full shares of common shares held by the Plan Agent. A shareholder will receive a cash payment for any fractional share held.

The reinvestment of dividends will not relieve participants of any federal, state or local income tax, which may be due with respect to such dividend. Dividends reinvested in common shares will be treated on your federal income tax return as though you had received a dividend in cash in an amount equal to the fair market value of the shares received, as determined by the prices for common shares of the Fund on the NYSE as of the dividend payment date. Distributions from the Fund’s long-term capital gains will be processed as noted above for those electing to reinvest in common shares and will be taxable to you as long-term capital gains. The confirmation referred to above will contain all the information you will require for determining the cost basis of shares acquired and should be retained for that purpose. At year end, each account will be supplied with detailed information necessary to determine total tax liability for the calendar year.

All correspondence or additional information concerning the Plan should be directed to the Plan Agent, Mellon Bank, N.A., c/o Mellon Investor Services, P.O. Box 358015, Pittsburgh, PA 15252-8015 (Telephone: 1-800-852-0218).

Shareholder communication and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310
Telephone: 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

Shareholder meeting (unaudited)

The Fund held its Annual Meeting of Shareholders on January 22, 2010. The following action was taken by the shareholders:

Proposal: Election of eleven (11) Trustees to serve until their respective successors have been duly elected and qualified.

THE PROPOSAL PASSED FOR ALL TRUSTEES ON JANUARY 22, 2010.
	TOTAL VOTES FOR	TOTAL VOTES WITHHELD
	THE NOMINEE	FROM THE NOMINEE

James R. Boyle	6,854,423	121,928
James F. Carlin	6,846,001	130,350
William H. Cunningham	6,845,323	131,028
Deborah C. Jackson	6,838,220	138,131
Charles L. Ladner	6,853,435	122,916
Stanley Martin	6,855,466	120,885
John A. Moore	6,851,716	124,635
Patti McGill Peterson	6,845,691	130,660
Steven R. Pruchansky	6,852,736	123,615
Gregory A. Russo	6,857,042	119,309
John G. Vrysen	6,857,682	118,669

Semiannual report | Investors Trust	35

More information

Trustees	Officers	Investment adviser
Patti McGill Peterson,	Keith F. Hartstein	John Hancock Advisers, LLC
Chairperson	President and
James R. Boyle†	Chief Executive Officer	Subadviser
James F. Carlin		MFC Global Investment
William H. Cunningham	Andrew G. Arnott	Management (U.S.), LLC
Deborah C. Jackson*	Chief Operating Officer
Charles L. Ladner		Custodian
Stanley Martin*	Thomas M. Kinzler	State Street Bank and
Dr. John A. Moore	Secretary and	Trust Company
Steven R. Pruchansky*	Chief Legal Officer
Gregory A. Russo		Transfer agent
John G. Vrysen†	Francis V. Knox, Jr.	Mellon Investor Services
Chief Compliance Officer
*Member of the Audit Committee		Legal counsel
†Non-Independent Trustee	Charles A. Rizzo	K&L Gates LLP
Chief Financial Officer
Stock symbol
	Salvatore Schiavone	Listed New York Stock
	Treasurer	Exchange: JHI

For shareholder assistance refer to page 35

You can also contact us:	1-800-852-0218	Regular mail:
	jhfunds.com	Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on FormN-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 toreceive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-852-0218.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

The Fund is listed for trading on the NYSE and has filed with the NYSE its chief executive officer certification regarding compliance with the NYSE’s listing standards. The Fund also files with the SEC the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.

36	Investors Trust | Semiannual report

1-800-852-0218
1-800-231-5469 TDD
1-800-843-0090 EASI-Line
www.jhfunds.com

PRESORTED
STANDARD
U.S. POSTAGE
PAID
MIS

P50SA 4/10
6/10

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust

By: /s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: June 22, 2010

By: /s/ Charles A. Rizzo
-----------------------
Charles A. Rizzo
Chief Financial Officer

Date: June 22, 2010